Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	Thousands of Yen
	2024	2023
Short-term borrowings	¥491,667	¥400,000
Borrowings (Due through 2035 with weighted average interest rates of 0.23% as of December 31, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)	555,012	651,217
Corporate convertible bonds	830,000	500,000
Current portion of corporate convertible bonds	(530,000)	―
Current portion of borrowings	(582,479)	(500,415)
Borrowings, net of current portion	¥764,200	¥1,050,802

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2025	¥620,813
2026	94,587
2027	394,627
2028	94,664
2029	93,020
2030 and thereafter	87,301
Total	¥1,385,012